Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-Lived Other Intangible Assets
Finite-lived other intangible assets consist of the following:

(in millions)	Brands EUR	Intellectual property EUR	Developed technology EUR	Customer relationships EUR	Other EUR	Total EUR
Cost
Balance at January 1, 2016	15.8	63.0	557.5	202.5	2.2	841.0
Acquisitions through business combinations	23.6	—	541.7	40.8	0.6	606.7
Additions	—	0.3	—	—	14.6	14.9
Transfer from indefinite-lived other intangible assets	—	—	139.4	—	—	139.4
Disposals	—	(1.9)	—	—	—	(1.9)
Effect of changes in exchange rates	0.8	—	26.1	9.9	—	36.8
Balance at December 31, 2016	40.2	61.4	1,264.7	253.2	17.4	1,636.9
Acquisitions through business combinations	—	—	—	—	—	—
Additions	—	0.5	—	—	14.9	15.4
Transfer from indefinite-lived other intangible assets	—	—	—	—	—	—
Disposals	—	—	—	—	—	—
Effect of changes in exchange rates	(2.0)	—	(64.8)	(24.6)	(0.1)	(91.5)
Balance at December 31, 2017	38.2	61.9	1,199.9	228.6	32.2	1,560.8

Accumulated amortization
Balance at January 1, 2016	2.0	56.0	145.3	36.7	2.2	242.2
Amortization	1.0	3.1	46.7	11.2	1.5	63.5
Disposals	—	(1.2)	—	—	—	(1.2)
Effect of changes in exchange rates	0.2	—	7.1	2.1	—	9.4
Balance at December 31, 2016	3.2	57.9	199.1	50.0	3.7	313.9
Amortization	2.0	2.1	84.1	13.4	3.9	105.5
Impairment charges	—	—	—	—	0.1	0.1
Disposals	—	—	—	—	—	—
Effect of changes in exchange rates	(0.4)	—	(19.0)	(5.6)	0.3	(24.7)
Balance at December 31, 2017	4.8	60.0	264.2	57.8	8.0	394.8

Carrying amount
December 31, 2016	37.0	3.5	1,065.6	203.2	13.7	1,323.0
December 31, 2017	33.4	1.9	935.7	170.8	24.2	1,166.0

Indefinite-Lived Other Intangible Assets
Indefinite-lived other intangible assets consist of the following:

(in millions)	In-process R&D EUR

Carrying amount as of January 1, 2016	139.4
Additions	—
Transfer to finite-lived other intangible assets	(139.4)
Carrying amount as of December 31, 2016	—
Additions	—
Transfer to finite-lived other intangible assets	—
Carrying amount as of December 31, 2017	—

Future Amortization Expenses
As of December 31, 2017, the estimated amortization expenses for other intangible assets, for the next 5 years and thereafter, are as follows:

(in millions)	EUR
2018	102.0
2019	102.0
2020	101.0
2021	100.0
2022	97.0
Thereafter	664.0
Amortization expenses	1,166.0